PLANT AND EQUIPMENT, NET - Plant and equipment, net (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 CNY (¥)
PLANT AND EQUIPMENT, NET
Plant and building	¥ 100,328		¥ 100,364
Machinery, equipment and others	53,177		77,377
Furniture and office equipment	11,536		10,737
Motor vehicles	3,606		3,735
Accumulated depreciation	(50,242)		(64,575)
Accumulated impairment	(100,955)		(110,537)
Construction in progress	11,369		11,200
Plant and equipment, net	¥ 28,819	$ 4,056	¥ 28,301